Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (DAC and VOBA by Segment) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
DAC and VOBA	$ 17,590	$ 17,418	$ 17,699
U.S.
Segment Reporting Information [Line Items]
DAC and VOBA	616	615	593
Asia
Segment Reporting Information [Line Items]
DAC and VOBA	8,707	8,374	8,217
Latin America
Segment Reporting Information [Line Items]
DAC and VOBA	1,808	1,753	1,987
EMEA
Segment Reporting Information [Line Items]
DAC and VOBA	1,472	1,532	1,709
MetLife Holdings
Segment Reporting Information [Line Items]
DAC and VOBA	5,246	5,436	5,387
Corporate & Other
Segment Reporting Information [Line Items]
DAC and VOBA	$ (259)	$ (292)	$ (194)